Pay vs Performance Disclosure - USD ($)	5 Months Ended	8 Months Ended	12 Months Ended					13 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	2024	2023	2022	2021	2020
Summary Compensation Table Total for CEO1 (a)	1,983,800	1,894,587	—	—	—
Compensation Actually Paid to CEO1 (b) (1)(2)	981,427	3,512,579	—	—	—
Summary Compensation Table Total for CEO2 (a)	—	1,505,027	—	—	—
Compensation Actually Paid to CEO2 (b) (1)(2)	—	2,233,003	—	—	—
Summary Compensation Table Total for CEO3 (a)	—	1,993,663	2,731,884	4,229,714	2,743,422
Compensation Actually Paid to CEO3 (b) (1)(2)	—	2,869,782	3,176,782	5,910,435	7,169,957
Summary Compensation Table Total for CEO4 (a)	—	—	—	—	708,219
Compensation Actually Paid to CEO4 (b) (1)(2)	—	—	—	—	489,192
Average Summary Compensation Table Total for Other NEOs (c)	651,430	1,096,559	867,997	819,180	872,311
Average Compensation Actually Paid to Other NEOs (d)(1)(2)	614,304	1,314,495	970,114	935,837	1,179,059
Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (e) (3)	39.12	110.26	107.10	126.82	136.11
Value of Initial Fixed $100 Investment Based On: Peer Group Total Shareholder Return (f) (3)	177.98	158.75	126.63	131.78	118.69
Net Income (Loss) (g) (4)	(35,734,000)	49,411,000	(21,971,000)	23,732,000	(37,049,000)
Adjusted Operating Income (h) (5)	6,482,000	51,116,000	36,600,000	53,162,000	23,932,000

Company Selected Measure Name			Adjusted Operating Income
Named Executive Officers, Footnote			James R. Ray served as our President and Chief Executive Officer (CEO1) since December 2023. Robert C. Griffin served as our interim President and Chief Executive Officer (CEO2) from May-December 2023. Harold Bevis served as our President and Chief Executive Officer (CEO3) from January-May 2023, for the full year for each 2022 and 2021. Our non-CEO named executive officers (NEOs) included (a) for 2023 and 2024, Andy Cheung, Aneezal H. Mohamed, Richard Tajer from January 2023-October 2024, Kristin S. Mathers; (b) for 2021, Christopher H. Bohnert, Aneezal H. Mohamed, Richard Tajer, Kristin S. Mathers, Douglas F. Bowen; (c) and for 2020, Christopher H. Bohnert, Douglas F. Bowen, C. Timothy Trenary, and Edmund S. Carney.
Peer Group Issuers, Footnote			For each year, total shareholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation S-K included in rows (e) and (f), respectively. For purposes of this pay versus performance disclosure, our peer group is the "New Peer Group" as defined and used for purposes of the performance graph included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, see "Compensation Structure" for peer groups detail.(
Adjustment To PEO Compensation, Footnote

	2024	2023			2022	2021	2020
CEO	CEO 1	CEO 1	CEO 2	CEO 3	CEO 3	CEO 3	CEO 3	CEO 4
Summary compensation table (SCT) total for CEO (reference (a) in PvP table)	$1,983,800	$1,894,587	$1,505,027	$1,993,663	$2,731,884	$4,229,714	$2,743,422	$708,219
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	—	1,617,992	—			344,098	3,947,670	—
-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(655,631)	—	—	—	141,881	1,007,005		—
+vesting date fair value of equity awards granted and vested in the covered year	—	—	727,976	800,890	340,558	172,049	533,956	—
-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(346,742)	—	—	75,229	(37,541)	157,569	(55,091)	(219,027)
-fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	—	—	—	—	—
+excess fair value for equity award modifications	—	—		—	—	—	—	—
Compensation Actually Paid to CEO (reference (b) in PvP table)	$981,427	$3,512,579	$2,233,003	$2,869,782	$3,176,782	$5,910,435	$7,169,957	$489,192

Non-PEO NEO Average Total Compensation Amount			$ 651,430	$ 1,096,559	$ 867,997	$ 819,180	$ 872,311
Non-PEO NEO Average Compensation Actually Paid Amount			$ 614,304	1,314,495	970,114	935,837	1,179,059
Adjustment to Non-PEO NEO Compensation Footnote

Average SCT total for other NEOs	2024	2023	2022	2021	2020
Summary compensation table (SCT) total for other NEOs (reference (c) in PvP table)	$651,430	$1,096,559	$867,997	$819,180	$872,311
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	34,932	115,523	102,762	99,665	247,234
-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(40,152)	2,084	(6,249)	(7,591)	2,447
+vesting date fair value of equity awards granted and vested in the covered year	49,445	98,565	38,679	76,405	101,638
-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(66,011)	1,764	(22,795)	(22,988)	(446)
-fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	(15,340)	—	(10,280)	(28,834)	(44,125)
+excess fair value for equity award modifications	—	—	—	—	—
Compensation Actually Paid to other NEOs (reference (d) in PvP table)	$614,304	$1,314,495	$970,114	$935,837	$1,179,059

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
Operating Income Margin
New Sales
Operating Working Capital % of Sales
Total Stockholder Return (TSR)
Return On Investment Capital (ROIC)

Total Shareholder Return Amount			$ 39.12	110.26	107.10	126.82	136.11
Peer Group Total Shareholder Return Amount			177.98	158.75	126.63	131.78	118.69
Net Income (Loss)			$ (35,734,000)	$ 49,411,000	$ (21,971,000)	$ 23,732,000	$ (37,049,000)
Company Selected Measure Amount			6,482,000	51,116,000	36,600,000	53,162,000	23,932,000
PEO Name	Harold Bevis	Robert C. Griffin			Harold Bevis	Harold Bevis		James R. Ray
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (the "PvP Rules"), we are presenting the following information about the relationship between executive compensation actually paid and the Company's financial performance.

We disclose below pay versus performance information, including the relationship between executive compensation actually paid, as calculated by SEC rules, and the Company performance.
For each year, the values included in these columns for the compensation actually paid to our CEO1, CEO2, CEO3 and CEO4 and the average compensation actually paid to our non-CEO NEOs reflect the following adjustments to the values included in rows (b) and (d), respectively.(Net Income (Loss) is rounded to the nearest thousand and included in row (g). Net Loss for the year ended December 31, 2024 included retrospective changes for discontinued operations reported in our 2024 Form 10-K filed on March 17, 2025.(
The following graphical comparisons describe the relationships between certain figures included in the Pay Versus Performance Table for each of 2024, 2023, 2022, 2021, and 2020, including: (a) a comparison between our cumulative total shareholder return and the total shareholder return of the Peer Group; and (b) comparisons between (i) the compensation actually paid to the CEO1,CEO2,CEO3 and CEO4 and the average compensation actually paid to our non-CEO NEOs and (ii) each of the performance measures set forth in column (h), (j) and (k) of the Pay Versus Performance Table.
The following table lists the financial performance measures that we believe represent the most important financial performance measures used to link compensation actually paid to our NEOs for 2024 to Company performance which is described in more detail in the CD&A under "Annual Incentive Compensation" and "Long-Term Incentive".

Measure:: 1
Pay vs Performance Disclosure
Name			Operating Income Margin
Non-GAAP Measure Description			Adjusted Operating Income is calculated as described in Appendix B and included in row (h). Adjusted Operating Income for the year ended December 31, 2024 included retrospective changes for discontinued operations reported in our Q4 2024 earnings release filed on Form 8-K on March 10, 2025.
Measure:: 2
Pay vs Performance Disclosure
Name			New Sales
Measure:: 3
Pay vs Performance Disclosure
Name			Operating Working Capital % of Sales
Measure:: 4
Pay vs Performance Disclosure
Name			Total Stockholder Return (TSR)
Measure:: 5
Pay vs Performance Disclosure
Name			Return On Investment Capital (ROIC)
James R. Ray [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,983,800	$ 1,894,587
PEO Actually Paid Compensation Amount			981,427	3,512,579
Robert R. Griffin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,505,027
PEO Actually Paid Compensation Amount				2,233,003
Harold Bevis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,993,663	$ 2,731,884	$ 4,229,714	$ 2,743,422
PEO Actually Paid Compensation Amount				2,869,782	3,176,782	5,910,435	7,169,957
Patrick Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							708,219
PEO Actually Paid Compensation Amount							489,192
PEO | James R. Ray [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | James R. Ray [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	1,617,992
PEO | James R. Ray [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(655,631)	0
PEO | James R. Ray [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | James R. Ray [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(346,742)	0
PEO | James R. Ray [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Robert R. Griffin [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Robert R. Griffin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Robert R. Griffin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Robert R. Griffin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				727,976
PEO | Robert R. Griffin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Robert R. Griffin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Harold Bevis [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Harold Bevis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						344,098	3,947,670
PEO | Harold Bevis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	141,881	1,007,005
PEO | Harold Bevis [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				800,890	340,558	172,049	533,956
PEO | Harold Bevis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				75,229	(37,541)	157,569	(55,091)
PEO | Harold Bevis [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Patrick Miller [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Patrick Miller [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Patrick Miller [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Patrick Miller [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Patrick Miller [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(219,027)
PEO | Patrick Miller [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			34,932	115,523	102,762	99,665	247,234
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(40,152)	2,084	(6,249)	(7,591)	2,447
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			49,445	98,565	38,679	76,405	101,638
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(66,011)	1,764	(22,795)	(22,988)	(446)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (15,340)	$ 0	$ (10,280)	$ (28,834)	$ (44,125)